Condensed Statements of Cash Flows - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income (loss)	$ (216,687)	$ 2,853,888	$ 2,246,968	$ 5,266,802
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest income from investments held in Trust Account		(4,166,596)	(2,608,916)	(6,187,823)
Changes in operating assets and liabilities:
Prepaid expenses	(293,423)	7,430	53,633	180,748
Accounts payable	93,876	(7,295)	(92,947)	(85,141)
Accrued expenses	5,000	20,000	(5,000)	(5,000)
Accrued expenses-related parties	42,915	(2,693)	(1,455)	(5,385)
Franchise tax payable		94,520		5,480
Income tax payable		(44,449)		44,449
Net cash used in operating activities	(368,319)	(1,245,195)	(407,717)	(785,870)
Cash Flows from Investing Activities
Interest released from Trust Account		1,279,967	375,000	750,000
Cash deposited in Trust Account	(345,000,000)
Net cash provided by (used in) investing activities	(345,000,000)	1,279,967	375,000	750,000
Cash Flows from Financing Activities
Proceeds from issuance of Class F common stock to Sponsors	25,000
Proceeds received under loan from related parties	100,000
Repayment of loan from related parties	(100,000)
Proceeds received from initial public offering, net of offering costs	337,371,706
Proceeds received from private placement	8,900,001
Net cash provided by financing activities	346,296,707
Net change in cash	928,388	34,772	(32,717)	(35,870)
Cash-beginning of the period		892,518	928,388	928,388
Cash-end of the period	928,388	927,290	895,671	892,518
Supplemental disclosure of noncash transactions:
Change in value of Class A common stock subject to possible redemption	329,005,010	2,853,880	$ 2,246,970	$ 5,266,810
Deferred underwriting commissions in connection with the initial public offering	$ 12,075,000
Supplemental cash flow disclosure:
Cash paid for income taxes		$ 902,967